NOTE 12 - Share Capital	12 Months Ended
Dec. 31, 2024
Notes
NOTE 12 - Share Capital:

NOTE 12 - Share Capital:

	Number of shares
	December 31, 2024	December 31, 2023
	Issued and outstanding	Issued and outstanding (*)
Ordinary shares with no par value	17,327,716	13,676,798

(*) See also Note 12b

Ordinary Shares:

Ordinary Shares confer upon their holders, the right to receive notice of, and to participate in, all general meetings of the Company, to vote in such meetings, to receive dividends, and to participate in the distribution of the surplus assets of the Company in the event of liquidation of the Company.

Movements in ordinary shares:

Number of shares
Balance as of December 31, 2022	13,163,316
Share issuance in Lieu of cash fees (see 12c)	2,857
Exercise of options (see 12d)	103,418
Conversion on Convertible loans (see 12e)	407,207
Balance as of December 31, 2023	13,676,798
Issuance of units of securities (see 12h)	603,904
Exercise of options (see 12f)	106,132
Conversion on Convertible loans (see 12g)	2,940,882
Balance as of December 31, 2024	17,327,716

a.The Company is authorized to issue an unlimited number of common shares.

b.On May 27, 2024, the Company’s shareholders approved a 35-for-1 share consolidation, (hereinafter referred to as the 35:1 Share Consolidation) of the Company’s common shares pursuant to which the holders of the Company’s common shares received one common share in exchange for every 35 common shares held. The 35:1 Share Consolidation was approved by the Canadian Securities Exchange and is effective from June 3, 2024. All common shares (issued and unissued) were consolidated on the basis that every 35 common shares of no-par value were consolidated into 1 common share of no-par value.

c.On July 14, 2023, the Company issued 2,857 common shares to consultants in lieu of cash fees. The increase in share capital and premium as a result of this transaction is $16.

d.During 2023 the Company issued 103,418 common shares as a result of the exercise of options having an exercise price of CAD 5.25 ($3.85). The increase in share capital and premium as a result of this transaction is $403.

e.During 2023 the Company issued 407,207 common shares as a result of the conversion of convertible loans. The increase in share capital and premium as a result of this transaction is $2,557.

f.During 2024 the Company issued 106,132 common shares as a result of exercise of options. The increase in share capital and premium as a result of this transaction is $408.

g.During 2024 the Company issued 2,940,882 common shares as a result of the conversion of convertible loans. Based on the terms of the convertible loans, upon conversion, the Company also issued 1,359,216 early exercise warrants with an exercise price of $7.77. 1,178,501 warrants are exercisable until October 30, 2025, and 180,715 are exercisable until December 22, 2025. The increase in share capital and premium as a result of this transaction is $22,823 which consist of $20,527 as a result of the conversion of convertible loans into common shares and $2,296 as a result of issuance of the warrants.

h.On June 28, 2024, the Company completed a private placement financing by issuing 603,904 units at a price of $7.17 per unit. Each unit consists of one common share of the Company and one quarter (1/4) of one $7.68 warrant and one quarter (1/4) of one $11.52 warrant. Each whole $7.68 warrant will entitle the holder to purchase one common share and is exercisable for a period of 6 months. Each whole $11.52 warrant will entitle the holder to purchase one common share and is exercisable of a period of 18 months.  The total proceeds from the private placement were $4,330. The increase in share capital and premium as a result of this transaction is $4,330.

i.The following table summarizes information about the warrants outstanding as at December 31, 2024:

(*) After giving effect to the share consolidation indicated in (Note 12b)

Warrants Outstanding
December 31, 2024	Exercise Price	Expiry Date
518,174 (*)	$7.77 (*)	October 30, 2025
150,978	$11.52	December 28, 2025
1,178,501	$7.77	October 30, 2025
180,715	$7.77	December 22, 2025
2,028,368	-	-